Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue [abstract]
Deposits from banks		$ 518
Recognized loss	$ 2,325	125
Agreement collateralized facility		$ 1,350